Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	$ 1,019,997	$ 1,048,935	$ 1,082,475
Assumed premiums	158,113	193,892	225,233
Ceded premiums	(189,902)	(189,645)	(191,461)
Total earned premiums, Net amount	988,208	1,053,182	1,116,247
Direct policyholder benefits	867,812	1,017,698	1,276,955
Assumed policyholder benefits	157,804	198,704	219,285
Ceded policyholder benefits	(304,980)	(410,820)	(662,091)
Net policyholder benefits	720,636	805,582	834,149
Reinsurance invested assets
Effect of reinsurance on premiums earned and benefits incurred
Invested assets held in trusts	866,022	810,555
Long Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	212,727	213,074	228,876
Assumed premiums	11,983	12,093	7,159
Ceded premiums	(175,042)	(176,115)	(179,703)
Total earned premiums, Net amount	49,668	49,052	56,332
Direct policyholder benefits	344,022	459,153	719,071
Assumed policyholder benefits	24,519	27,198	21,031
Ceded policyholder benefits	(297,768)	(404,044)	(656,716)
Net policyholder benefits	70,773	82,307	83,386
Short Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	807,270	835,861	853,599
Assumed premiums	146,130	181,799	218,074
Ceded premiums	(14,860)	(13,530)	(11,758)
Total earned premiums, Net amount	938,540	1,004,130	1,059,915
Direct policyholder benefits	523,790	558,545	557,884
Assumed policyholder benefits	133,285	171,506	198,254
Ceded policyholder benefits	(7,212)	(6,776)	(5,375)
Net policyholder benefits	$ 649,863	$ 723,275	$ 750,763